Share Capital And Capital Management (Details) - Schedule of consolidated balance sheets - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Pre-Reverse Split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares authorized (in Shares)	50,000,000	50,000,000
Number of shares issued and fully paid (in Shares)	41,948,748	41,948,748
Share capital value	$ 39,139	$ 39,139
Additional paid-in capital value	377,538	377,538
Total share capital	$ 416,677	$ 416,677
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares authorized (in Shares)	(40,000,000)	(40,000,000)
Number of shares issued and fully paid (in Shares)	(33,558,998)	(33,558,998)
Share capital value
Additional paid-in capital value
Total share capital
Post-Reverse Split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares authorized (in Shares)	10,000,000	10,000,000
Number of shares issued and fully paid (in Shares)	8,389,750	8,389,750
Share capital value	$ 39,139	$ 39,139
Additional paid-in capital value	377,538	377,538
Total share capital	$ 416,677	$ 416,677